SCHEDULE OF LONG-TERM LOAN PAYABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Current portion of long-term loan payable	$ 479,498	$ 492,965
Long-term portion of long-term loan payable		246,482
Total loan payable with pledged assets	$ 479,498	$ 739,447